Segment information and disaggregated revenue disclosures - Schedule of Total Revenue by Geographic Region (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of geographical areas [line items]
Product revenue	$ 25,178	$ 21,003
Total Asia
Disclosure of geographical areas [line items]
Product revenue	10,447	13,335
Taiwan
Disclosure of geographical areas [line items]
Product revenue	8,691	5,566
Korea
Disclosure of geographical areas [line items]
Product revenue	1,089	7,475
Rest of Asia
Disclosure of geographical areas [line items]
Product revenue	667	294
United States of America
Disclosure of geographical areas [line items]
Product revenue	11,850	6,917
Rest of world
Disclosure of geographical areas [line items]
Product revenue	$ 2,881	$ 751